UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-04797

                   OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: October 31

                   Date of reporting period: October 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Diversified Financial Services                                             13.9%
--------------------------------------------------------------------------------
Media                                                                       7.8
--------------------------------------------------------------------------------
Health Care Equipment & Supplies                                            7.5
--------------------------------------------------------------------------------
Insurance                                                                   6.8
--------------------------------------------------------------------------------
Commercial Banks                                                            6.8
--------------------------------------------------------------------------------
Machinery                                                                   6.7
--------------------------------------------------------------------------------
Health Care Providers & Services                                            6.0
--------------------------------------------------------------------------------
Specialty Retail                                                            4.6
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                               4.5
--------------------------------------------------------------------------------
Oil & Gas                                                                   4.2

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2005, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                        3.7%
--------------------------------------------------------------------------------
Citigroup, Inc.                                                             3.6
--------------------------------------------------------------------------------
Zions Bancorp                                                               2.9
--------------------------------------------------------------------------------
Omnicom Group, Inc.                                                         2.9
--------------------------------------------------------------------------------
Thermo Electron Corp.                                                       2.7
--------------------------------------------------------------------------------
DaVita, Inc.                                                                2.6
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                                        2.6
--------------------------------------------------------------------------------
Cinergy Corp.                                                               2.5
--------------------------------------------------------------------------------
Eaton Corp.                                                                 2.5
--------------------------------------------------------------------------------
Laboratory Corp. of America Holdings                                        2.5

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2005, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------


                 7 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Financials                                  31.8%
   Diversified Financial Services           14.8
   Insurance                                 7.3
   Commercial Banks                          7.2
   Thrifts & Mortgage Finance                2.2
   Capital Markets                           0.3
Consumer Discretionary                      19.9
Health Care                                 14.3
Industrials                                 13.7
Information Technology                       7.5
Energy                                       6.9
Utilities                                    3.7
Materials                                    1.1
Telecommunication Services                   1.1

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2005, and are based on the total market value of common stocks.
--------------------------------------------------------------------------------


                 8 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED OCTOBER 31, 2005, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. Oppenheimer Quest Capital Value Fund, Inc.'s Class A shares without sales charge outperformed the broad U.S. equity market during the one-year period ended October 31, 2005. We attribute the Fund's return to our bottom-up approach to stock selection. Strong gains for individual industrial and technology holdings and one energy stock (National Oilwell Varco, Inc., a supplier of equipment and components used in oil and gas drilling and production) more than offset the negative effect of being underweight in the S&P 500's best-performing sectors (energy and utilities).

      As always, we selected stocks based on a combination of the companies' merits, attractive purchase prices and our views of how companies' specific businesses would be affected by the macro environment - in this case, a strong economy, relatively stable earnings growth, and upward pressure on inflation and interest rates. We found few financial or utility stocks that met our criteria. Financial services were generally too susceptible to rising interest rates; and utilities, too vulnerable to interest rates and too highly priced.

      Our criteria led us more often to industrial, healthcare, technology and consumer companies, including the Fund's two largest contributors to performance: Oshkosh Truck Corp. and Pacer International, Inc. Oshkosh designs and builds severe-duty vehicles for use by the military, emergency services, airports and municipalities. Its business is growing along with the U.S. economy, the expansion of U.S. cities, and the need for equipment to fight the war on terrorism at home and abroad. Pacer, a rail-freight forwarding operation, has benefited from a shortage of rail capacity that allowed it to raise prices for some customers.

      Another major contributor was Alliant Techsystems. Alliant designs, builds and supports communications and computing systems. We purchased the stock after concerns about the future of one of Alliant's most high-profile clients (the U.S. space shuttle program) triggered a sell-off. Our analysis concluded that the stock's decline was a matter of market perception, not fundamentals. Whether the shuttle program was reinitiated or not, the impact on Alliant's finances would be negligible, since other areas of its business (e.g., ammunition and precision weaponry programs) showed hearty growth. After the shuttle program was relaunched, market perception improved dramatically, and we sold our shares at a profit.


                 9 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

      We also sold our position in Dycom Industries, which provides construction and maintenance services to telecommunications and utilities companies. We were disappointed with management's execution of a major contract. Another poorly performing stock was Beckman Coulter, a leading manufacturer of biomedical testing instrument systems, tests and supplies. The company leases its systems and, due to an accounting change, now must recognize the associated revenues over a longer time period. We believe the market overreacted to this development and maintained our position in this stock.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until October 31, 2005. In the case of Class A shares, performance is measured over a ten-fiscal-year period. In the case of Class B and Class C, performance is measured from inception of those classes on March 3, 1997. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C, and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Standard & Poor's (S&P) 500 Index, a broad-based index of equity securities widely regarded as a general measure of the performance of the U.S. equity securities market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                 10 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

      CLASS A SHARES
      COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
         Oppenheimer Quest Capital Value Fund, Inc.(SM) (Class A)
         S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Oppenheimer Quest Capital Value
                           Fund, Inc.(SM) (Class A)       S&P 500 Index

12/31/1994                             9,425                  10,000
03/31/1995                            10,551                  10,973
06/30/1995                            11,709                  12,019
09/30/1995                            12,867                  12,973
12/31/1995                            12,649                  13,753
03/31/1996                            13,800                  14,491
06/30/1996                            14,473                  15,141
09/30/1996                            13,977                  15,609
10/31/1996 1                          14,547                  16,039
01/31/1997                            14,773                  17,965
04/30/1997                            13,949                  18,399
07/31/1997                            16,138                  22,014
10/31/1997                            16,662                  21,188
01/31/1998                            16,935                  22,798
04/30/1998                            19,304                  25,955
07/31/1998                            19,239                  26,264
10/31/1998                            18,875                  25,852
01/31/1999                            21,088                  30,209
04/30/1999                            21,404                  31,620
07/31/1999                            20,370                  31,570
10/31/1999                            20,473                  32,486
01/31/2000                            20,322                  33,333
04/30/2000                            22,656                  34,820
07/31/2000                            23,067                  34,400
10/31/2000                            24,697                  34,461
01/31/2001                            25,515                  33,033
04/30/2001                            24,993                  30,306
07/31/2001                            24,557                  29,473
10/31/2001                            22,248                  25,884
01/31/2002                            24,125                  27,703
04/30/2002                            24,516                  26,482
07/31/2002                            20,529                  22,513
10/31/2002                            20,714                  21,976
01/31/2003                            20,442                  21,330
04/30/2003                            21,572                  22,959
07/31/2003                            23,723                  24,908
10/31/2003                            25,754                  26,544
01/31/2004                            27,960                  28,698
04/30/2004                            27,796                  28,209
07/31/2004                            28,452                  28,186
10/31/2004                            29,415                  29,043
01/31/2005                            31,494                  30,484
04/30/2005                            31,187                  29,995
07/31/2005                            33,125                  32,145
10/31/2005                            32,298                  31,574

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 10/31/05

1-Year  3.49%   5-Year  4.27%   10-Year  9.54%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE SINCE-INCEPTION RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 15 FOR FURTHER INFORMATION.

1. The Fund changed its fiscal year end from 12/31 to 10/31.


                 11 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

      CLASS B SHARES
      COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
         Oppenheimer Quest Capital Value Fund, Inc.(SM) (Class B)
         S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Oppenheimer Quest Capital Value
                             Fund, Inc.(SM) (Class B)      S&P 500 Index

03/03/1997                            10,000                  10,000
04/30/1997                             9,387                  10,162
07/31/1997                            10,842                  12,158
10/31/1997                            11,180                  11,702
01/31/1998                            11,344                  12,591
04/30/1998                            12,911                  14,335
07/31/1998                            12,844                  14,506
10/31/1998                            12,582                  14,278
01/31/1999                            14,034                  16,685
04/30/1999                            14,223                  17,464
07/31/1999                            13,517                  17,436
10/31/1999                            13,566                  17,942
01/31/2000                            13,455                  18,410
04/30/2000                            14,976                  19,231
07/31/2000                            15,229                  19,000
10/31/2000                            16,283                  19,033
01/31/2001                            16,801                  18,244
04/30/2001                            16,429                  16,738
07/31/2001                            16,115                  16,278
10/31/2001                            14,577                  14,296
01/31/2002                            15,782                  15,300
04/30/2002                            16,013                  14,626
07/31/2002                            13,390                  12,434
10/31/2002                            13,480                  12,138
01/31/2003                            13,278                  11,780
04/30/2003                            14,012                  12,680
07/31/2003                            15,409                  13,757
10/31/2003                            16,729                  14,661
01/31/2004                            18,162                  15,850
04/30/2004                            18,055                  15,580
07/31/2004                            18,481                  15,567
10/31/2004                            19,107                  16,040
01/31/2005                            20,457                  16,836
04/30/2005                            20,258                  16,566
07/31/2005                            21,516                  17,754
10/31/2005                            20,979                  17,438

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 10/31/05

1-Year  3.81%   5-Year  4.44%   Since Inception (3/3/97)  8.93%


                 12 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

      CLASS C SHARES
      COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
         Oppenheimer Quest Capital Value Fund, Inc.(SM) (Class C)
         S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Oppenheimer Quest Capital Value
                            Fund, Inc.(SM) (Class C)      S&P 500 Index

03/03/1997                            10,000                  10,000
04/30/1997                             9,390                  10,162
07/31/1997                            10,845                  12,158
10/31/1997                            11,182                  11,702
01/31/1998                            11,346                  12,591
04/30/1998                            12,912                  14,335
07/31/1998                            12,845                  14,506
10/31/1998                            12,579                  14,278
01/31/1999                            14,030                  16,685
04/30/1999                            14,218                  17,464
07/31/1999                            13,513                  17,436
10/31/1999                            13,562                  17,942
01/31/2000                            13,451                  18,410
04/30/2000                            14,975                  19,231
07/31/2000                            15,223                  19,000
10/31/2000                            16,281                  19,033
01/31/2001                            16,793                  18,244
04/30/2001                            16,429                  16,738
07/31/2001                            16,116                  16,278
10/31/2001                            14,572                  14,296
01/31/2002                            15,783                  15,300
04/30/2002                            16,014                  14,626
07/31/2002                            13,387                  12,434
10/31/2002                            13,476                  12,138
01/31/2003                            13,275                  11,780
04/30/2003                            13,982                  12,680
07/31/2003                            15,344                  13,757
10/31/2003                            16,624                  14,661
01/31/2004                            18,008                  15,850
04/30/2004                            17,866                  15,580
07/31/2004                            18,241                  15,567
10/31/2004                            18,818                  16,040
01/31/2005                            20,099                  16,836
04/30/2005                            19,862                  16,566
07/31/2005                            21,043                  17,754
10/31/2005                            20,473                  17,438

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 10/31/05

1-Year  7.80%   5-Year  4.69%   Since Inception (3/3/97)  8.63%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE SINCE-INCEPTION RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 15 FOR FURTHER INFORMATION.


                 13 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

      CLASS N SHARES
      COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
         Oppenheimer Quest Capital Value Fund, Inc.(SM) (Class N)
         S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Oppenheimer Quest Capital Value
                            Fund, Inc.(SM) (Class N)      S&P 500 Index

03/01/2001                            10,000                  10,000
04/30/2001                            10,103                  10,094
07/31/2001                             9,914                   9,817
10/31/2001                             8,981                   8,621
01/31/2002                             9,739                   9,227
04/30/2002                             9,884                   8,821
07/31/2002                             8,277                   7,499
10/31/2002                             8,343                   7,320
01/31/2003                             8,233                   7,104
04/30/2003                             8,677                   7,647
07/31/2003                             9,537                   8,296
10/31/2003                            10,345                   8,841
01/31/2004                            11,219                   9,559
04/30/2004                            11,144                   9,396
07/31/2004                            11,392                   9,388
10/31/2004                            11,768                   9,674
01/31/2005                            12,581                  10,154
04/30/2005                            12,447                   9,991
07/31/2005                            13,207                  10,707
10/31/2005                            12,863                  10,517

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 10/31/05

1-Year  8.31%   5-Year  N/A    Since Inception (3/1/01)  5.54%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE SINCE-INCEPTION RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 15 FOR FURTHER INFORMATION.


                 14 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

OppenheimerFunds, Inc. became the Fund's advisor on 2/28/97. The Fund's subadvisor since 1/1/05 is Oppenheimer Capital LLC, parent to the Fund's subadvisor prior to 1/1/05, OpCap Advisors (the Fund's advisor until 2/28/97). The Fund commenced operations on 2/13/87 as a closed-end investment company, formerly named Quest for Value Dual Purpose Fund, Inc., with a dual purpose structure and two classes of shares, Income shares and Capital shares. Under the prior dual-purpose structure, Capital shares were entitled to all gains and losses on all Fund assets and no expenses were allocated to such shares; the Income shares bore all of the Fund's operating expenses. On 1/31/97, the Fund redeemed its Income shares, which are no longer outstanding, and its dual-purpose structure terminated. On 3/3/97, the Fund converted from a closed-end fund to an open-end fund, and its outstanding Capital shares were designated as Class A shares now bearing their allocable share of the Fund's expenses.

CLASS A (formerly Capital) shares of the Fund were first publicly offered on 2/13/87. Unless otherwise noted, Class A shares total returns reflect the historical performance of the Class A shares of the Fund (formerly Capital shares) as adjusted for the fees and expenses of Class A shares in effect as of 3/3/97 (without


                 15 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

NOTES
--------------------------------------------------------------------------------

giving effect to any fee waivers). Unless otherwise noted, average annual total returns for Class A shares includes the current 5.75% maximum initial sales charge. Class A shares are subject to a maximum annual 0.25% asset-based sales charge currently. The asset-based sales charge is subject to a voluntary waiver of a portion or all of the charge as described in the Prospectus, and the Board of Directors has set the rate at zero.

CLASS B shares of the Fund were first publicly offered on 3/3/97. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" returns for Class B uses Class A performance for the period after conversion. Class B shares are subject to a maximum annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 3/3/97. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                 16 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                 17 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                      BEGINNING   ENDING       EXPENSES
                                      ACCOUNT     ACCOUNT      PAID DURING
                                      VALUE       VALUE        6 MONTHS ENDED
                                      (5/1/05)    (10/31/05)   OCTOBER 31, 2005
--------------------------------------------------------------------------------
Class A Actual                        $1,000.00   $1,035.60    $ 6.90
--------------------------------------------------------------------------------
Class A Hypothetical                   1,000.00    1,018.45      6.84
--------------------------------------------------------------------------------
Class B Actual                         1,000.00    1,030.80     11.74
--------------------------------------------------------------------------------
Class B Hypothetical                   1,000.00    1,013.71     11.64
--------------------------------------------------------------------------------
Class C Actual                         1,000.00    1,030.70     11.58
--------------------------------------------------------------------------------
Class C Hypothetical                   1,000.00    1,013.86     11.49
--------------------------------------------------------------------------------
Class N Actual                         1,000.00    1,033.40      9.01
--------------------------------------------------------------------------------
Class N Hypothetical                   1,000.00    1,016.38      8.93

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended October 31, 2005 are as follows:

CLASS     EXPENSE RATIOS
------------------------
Class A        1.34%
------------------------
Class B        2.28
------------------------
Class C        2.25
------------------------
Class N        1.75

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                 18 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

STATEMENT OF INVESTMENTS  October 31, 2005
--------------------------------------------------------------------------------

                                                                          VALUE
                                                           SHARES    SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--93.9%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--18.7%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.8%
Gentex Corp.                                              177,100   $ 3,333,022
--------------------------------------------------------------------------------
Lear Corp.                                                177,100     5,394,466
                                                                    ------------
                                                                      8,727,488

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--4.5%
Applebee's International, Inc.                            207,900     4,555,089
--------------------------------------------------------------------------------
Brinker International, Inc. 1                             118,100     4,501,972
--------------------------------------------------------------------------------
La Quinta Corp. 1                                         850,500     7,101,675
--------------------------------------------------------------------------------
Ruby Tuesday, Inc.                                        239,700     5,251,827
                                                                    ------------
                                                                     21,410,563

--------------------------------------------------------------------------------
MEDIA--7.8%
Lamar Advertising Co., Cl. A 1                            126,800     5,657,816
--------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                   433,100     6,171,675
--------------------------------------------------------------------------------
Omnicom Group, Inc.                                       164,121    13,615,478
--------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                       137,400     4,255,278
--------------------------------------------------------------------------------
WPP Group plc, Sponsored ADR                              154,600     7,615,596
                                                                    ------------
                                                                     37,315,843

--------------------------------------------------------------------------------
SPECIALTY RETAIL--4.6%
Claire's Stores, Inc.                                     361,000     9,404,050
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                      573,500    12,347,455
                                                                    ------------
                                                                     21,751,505

--------------------------------------------------------------------------------
ENERGY--6.5%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.3%
National Oilwell Varco, Inc. 1                            177,800    11,107,166
--------------------------------------------------------------------------------
OIL & GAS--4.2%
BP plc, ADR                                                69,700     4,628,080
--------------------------------------------------------------------------------
Delta Petroleum Corp. 1                                   192,200     3,390,408
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                         116,100     6,517,854
--------------------------------------------------------------------------------
XTO Energy, Inc.                                          120,500     5,236,930
                                                                    ------------
                                                                     19,773,272

                                                                          VALUE
                                                           SHARES    SEE NOTE 1
--------------------------------------------------------------------------------
FINANCIALS--29.8%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.2%
Ameriprise Financial, Inc. 1                               30,280   $ 1,127,022
--------------------------------------------------------------------------------
COMMERCIAL BANKS--6.8%
M&T Bank Corp.                                             45,300     4,873,374
--------------------------------------------------------------------------------
Prosperity Bancshares, Inc.                                81,700     2,491,033
--------------------------------------------------------------------------------
TCF Financial Corp.                                       305,800     8,287,180
--------------------------------------------------------------------------------
Texas Regional Bancshares, Inc., Cl. A                     95,600     2,803,948
--------------------------------------------------------------------------------
Zions Bancorp                                             188,000    13,812,360
                                                                    ------------
                                                                     32,267,895

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--13.9%
American Express Co.                                      106,000     5,275,620
--------------------------------------------------------------------------------
Capital One Financial Corp.                                62,600     4,779,510
--------------------------------------------------------------------------------
CIT Group, Inc.                                           238,300    10,897,459
--------------------------------------------------------------------------------
Citigroup, Inc.                                           376,900    17,254,482
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                      477,700    17,493,374
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                 165,600    10,720,944
                                                                    ------------
                                                                     66,421,389

--------------------------------------------------------------------------------
INSURANCE--6.8%
Conseco, Inc. 1                                           300,300     6,096,090
--------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)              93,300     7,440,675
--------------------------------------------------------------------------------
Partnerre Holdings Ltd.                                   138,300     8,812,476
--------------------------------------------------------------------------------
Reinsurance Group of America, Inc.                        221,700    10,142,775
                                                                    ------------
                                                                     32,492,016

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--2.1%
Countrywide Financial Corp.                               145,900     4,635,243
--------------------------------------------------------------------------------
MGIC Investment Corp.                                      86,800     5,142,032
                                                                    ------------
                                                                      9,777,275


                 19 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                           SHARES    SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE--13.5%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--7.5%
Beckman Coulter, Inc.                                     237,100   $11,679,546
--------------------------------------------------------------------------------
Thermo Electron Corp. 1                                   430,100    12,984,719
--------------------------------------------------------------------------------
Waters Corp. 1                                            305,000    11,041,000
                                                                    ------------
                                                                     35,705,265

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--6.0%
DaVita, Inc. 1                                            253,000    12,442,540
--------------------------------------------------------------------------------
Kindred Healthcare, Inc. 1                                155,200     4,345,600
--------------------------------------------------------------------------------
Laboratory Corp. of America Holdings 1                    243,100    11,729,575
                                                                    ------------
                                                                     28,517,715

--------------------------------------------------------------------------------
INDUSTRIALS--12.9%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.0%
DRS Technologies, Inc.                                     50,600     2,492,556
--------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                          93,000     7,237,260
                                                                    ------------
                                                                      9,729,816

--------------------------------------------------------------------------------
AIRLINES--1.5%
Continental Airlines, Inc., Cl. B 1                       538,000     6,967,100
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.5%
General Electric Co.                                      207,400     7,032,934
--------------------------------------------------------------------------------
MACHINERY--6.7%
Actuant Corp., Cl. A                                      151,100     7,358,570
--------------------------------------------------------------------------------
Eaton Corp.                                               199,400    11,730,702
--------------------------------------------------------------------------------
Gardner Denver, Inc. 1                                    136,600     6,638,760
--------------------------------------------------------------------------------
Oshkosh Truck Corp.                                       141,266     6,153,547
                                                                    ------------
                                                                     31,881,579

--------------------------------------------------------------------------------
ROAD & RAIL--1.2%
Pacer International, Inc.                                 218,705     5,653,524

                                                                          VALUE
                                                           SHARES    SEE NOTE 1
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--7.0%
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.2%
Amphenol Corp., Cl. A                                     219,000   $ 8,753,430
--------------------------------------------------------------------------------
Jabil Circuit, Inc. 1                                      60,200     1,796,970
                                                                    ------------
                                                                     10,550,400

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.3%
Digitas, Inc. 1                                           574,500     6,204,600
--------------------------------------------------------------------------------
IT SERVICES--0.6%
MoneyGram International, Inc.                             121,700     2,957,310
--------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.5%
Zebra Technologies Corp., Cl. A 1                         161,000     6,940,710
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR          855,100     6,909,208
--------------------------------------------------------------------------------
MATERIALS--1.0%
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.0%
Smurfit-Stone Container Corp. 1                           471,000     4,973,760
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.0%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.0%
Alltel Corp.                                               76,700     4,744,662
--------------------------------------------------------------------------------
UTILITIES--3.5%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--2.5%
Cinergy Corp.                                             300,200    11,977,980
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.0%
SCANA Corp.                                               117,000     4,641,390
                                                                    ------------
Total Common Stocks
(Cost $416,730,888)                                                 447,559,387


                 20 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

                                                       PRINCIPAL          VALUE
                                                          AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------
SHORT-TERM NOTES--4.5%
--------------------------------------------------------------------------------
American Express Credit Corp.,
3.78%, 11/7/05                                       $ 5,000,000   $  4,996,850
--------------------------------------------------------------------------------
Federal Home Loan Bank,
3.65%, 11/1/05                                         4,309,000      4,309,000
-------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
3.72%, 11/8/05                                        12,000,000     11,991,413
                                                                   -------------
Total Short-Term Notes
(Cost $21,297,263)                                                   21,297,263

                                                                          VALUE
                                                                     SEE NOTE 1
--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $438,028,151)                                         98.4%  $468,856,650
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                           1.6      7,860,858
                                                           ---------------------
NET ASSETS                                                 100.0%  $476,717,508
                                                           =====================
FOOTNOTE TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 21 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  October 31, 2005
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------
Investments, at value (cost $438,028,151)--see accompanying statement
  of investments                                                                   $ 468,856,650
-------------------------------------------------------------------------------------------------
Cash                                                                                     110,762
-------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                       8,222,776
Shares of capital stock sold                                                             431,411
Interest and dividends                                                                   301,853
Other                                                                                     35,219
                                                                                   --------------
Total assets                                                                         477,958,671

-------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of capital stock redeemed                                                         849,734
Shareholder communications                                                               140,236
Distribution and service plan fees                                                        93,785
Transfer and shareholder servicing agent fees                                             90,736
Directors' compensation                                                                   47,724
Other                                                                                     18,948
                                                                                   --------------
Total liabilities                                                                      1,241,163

-------------------------------------------------------------------------------------------------
NET ASSETS                                                                         $ 476,717,508
                                                                                   ==============

-------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                               $       1,784
-------------------------------------------------------------------------------------------------
Additional paid-in capital                                                           395,568,620
-------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                          (44,003)
-------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency
   transactions                                                                       50,362,608
-------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                            30,828,499
                                                                                   --------------
NET ASSETS                                                                         $ 476,717,508
                                                                                   ==============


                 22 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

-------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$339,702,920 and 12,425,560 shares of capital stock outstanding)                   $       27.34
Maximum offering price per share (net asset value plus sales charge of 5.75%
of offering price)                                                                 $       29.01
-------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $74,003,829 and
2,947,050 shares of capital stock outstanding)                                     $       25.11
-------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $46,559,869 and
1,851,906 shares of capital stock outstanding)                                     $       25.14
-------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $16,450,890 and
611,232 shares of capital stock outstanding)                                       $       26.91

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 23 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

STATEMENT OF OPERATIONS  For the Year Ended October 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $21,197)           $   4,127,449
--------------------------------------------------------------------------------
Interest                                                                868,760
--------------------------------------------------------------------------------
Portfolio lending fees                                                   33,290
--------------------------------------------------------------------------------
Other income                                                             11,418
                                                                  --------------
Total investment income                                               5,040,917

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                       3,743,238
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 718,634
Class B                                                                 732,916
Class C                                                                 425,589
Class N                                                                  69,123
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                 548,633
Class B                                                                 217,447
Class C                                                                 127,370
Class N                                                                  93,053
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 132,501
Class B                                                                  56,090
Class C                                                                  27,013
Class N                                                                   4,282
--------------------------------------------------------------------------------
Directors' compensation                                                  25,113
--------------------------------------------------------------------------------
Custodian fees and expenses                                              10,280
--------------------------------------------------------------------------------
Administration service fees                                               1,500
--------------------------------------------------------------------------------
Other                                                                   104,838
                                                                  --------------
Total expenses                                                        7,037,620
Less reduction to custodian expenses                                     (3,480)
Less waivers and reimbursements of expenses                             (44,831)
                                                                  --------------
Net expenses                                                          6,989,309

--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                  (1,948,392)

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on:
Investments                                                          58,632,698
Foreign currency transactions                                               434
                                                                  --------------
Net realized gain                                                    58,633,132
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                (21,273,522)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  35,411,218
                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 24 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED OCTOBER 31,                                              2005             2004
------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------
Net investment loss                                        $  (1,948,392)   $  (2,056,779)
------------------------------------------------------------------------------------------
Net realized gain                                             58,633,132       35,194,517
------------------------------------------------------------------------------------------
Net change in unrealized appreciation                        (21,273,522)       7,472,308
                                                           -------------------------------
Net increase in net assets resulting from operations          35,411,218       40,610,046

------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                      (20,205,360)      (1,407,511)
Class B                                                       (5,450,917)        (421,504)
Class C                                                       (2,913,193)        (234,513)
Class N                                                         (840,494)         (47,778)

------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
------------------------------------------------------------------------------------------
Net increase in net assets resulting from
  capital stock transactions:
Class A                                                       81,732,028       31,831,708
Class B                                                        9,594,810        1,735,308
Class C                                                       11,963,644          144,639
Class N                                                        5,726,757        3,167,760

------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------
Total increase                                               115,018,493       75,378,155
------------------------------------------------------------------------------------------
Beginning of period                                          361,699,015      286,320,860
                                                           -------------------------------
End of period (including accumulated net investment loss
  of $44,003 and $32,742, respectively)                    $ 476,717,508    $ 361,699,015
                                                           ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 25 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A   YEAR ENDED OCTOBER 31,              2005          2004           2003            2002           2001
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $  26.89      $  23.71       $  19.07       $   20.91       $  33.65
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment
  operations:
Net investment loss                           (.05) 1       (.10)          (.09)           (.13)          (.11)
Net realized and unrealized gain (loss)       2.58          3.45           4.73           (1.25)         (2.59)
                                          -----------------------------------------------------------------------
Total from investment operations              2.53          3.35           4.64           (1.38)         (2.70)
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
  shareholders:
Distributions from net realized gain         (2.08)         (.17)            --            (.46)        (10.04)
-----------------------------------------------------------------------------------------------------------------

Net asset value, end of period            $  27.34      $  26.89       $  23.71       $   19.07       $  20.91
                                          =======================================================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2            9.80%        14.22%         24.33%          (6.90)%        (9.91)%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)  $339,703      $252,661       $193,955       $ 150,161       $154,346
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)         $309,617      $225,711       $165,906       $ 164,479       $161,187
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                          (0.19)%       (0.37)%        (0.43)%         (0.61)%        (0.44)%
Total expenses                                1.34% 4       1.40% 4,5      1.56% 4,5       1.71% 4,5      1.67% 4
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                         89%           61%            74%             75%            80%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 26 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

CLASS B   YEAR ENDED OCTOBER 31,                     2005         2004       2003       2002       2001
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $ 25.07      $ 22.31    $ 18.09    $ 19.99    $ 32.77
---------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                         (.28) 1      (.29)      (.22)      (.19)       .05
Net realized and unrealized gain (loss)              2.40         3.22       4.44      (1.25)     (2.79)
                                                  -------------------------------------------------------
Total from investment operations                     2.12         2.93       4.22      (1.44)     (2.74)
---------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                (2.08)        (.17)        --       (.46)    (10.04)
---------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $ 25.11      $ 25.07    $ 22.31    $ 18.09    $ 19.99
                                                  =======================================================

---------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   8.81%       13.22%     23.33%     (7.53)%   (10.48)%
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $74,004      $64,069    $55,449    $42,010    $34,278
---------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $73,417      $60,460    $46,785    $42,900    $27,144
---------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                 (1.10)%      (1.26)%    (1.23)%    (1.30)%    (1.13)%
Total expenses                                       2.25%        2.30%      2.43%      2.41%      2.26%
Expenses after payments and waivers and
  reduction to custodian expenses                    2.25%        2.30%      2.36%      2.41%      2.26%
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                89%          61%        74%        75%        80%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 27 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C   YEAR ENDED OCTOBER 31,                         2005             2004           2003           2002           2001
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $    25.10       $    22.34     $    18.11     $    20.01     $    32.80
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                             (.27) 1          (.29)          (.14)          (.13)           .11
Net realized and unrealized gain (loss)                  2.39             3.22           4.37          (1.31)         (2.86)
                                                   --------------------------------------------------------------------------
Total from investment operations                         2.12             2.93           4.23          (1.44)         (2.75)
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                    (2.08)            (.17)            --           (.46)        (10.04)
                                                   --------------------------------------------------------------------------

Net asset value, end of period                     $    25.14       $    25.10     $    22.34     $    18.11     $    20.01
                                                   ==========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       8.80%           13.20%         23.36%         (7.52)%       (10.50)%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $   46,560       $   34,414     $   30,510     $   16,979     $   10,272
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $   42,635       $   32,051     $   20,901     $   15,323     $    7,898
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                     (1.09)%          (1.26)%        (1.24)%        (1.30)%        (1.13)%
Total expenses                                           2.24%            2.31%          2.43%          2.41%          2.26%
Expenses after payments and waivers and
reduction to custodian expenses                          2.24%            2.31%          2.36%          2.41%          2.26%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    89%              61%            74%            75%            80%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 28 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

CLASS N   YEAR ENDED OCTOBER 31,                         2005             2004           2003           2002           2001 1
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $    26.61       $    23.56     $    19.00     $    20.88     $    23.25
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                      (.16) 2          (.19)          (.15)          (.17)          (.03)
Net realized and unrealized gain (loss)                  2.54             3.41           4.71          (1.25)         (2.34)
                                                   --------------------------------------------------------------------------
Total from investment operations                         2.38             3.22           4.56          (1.42)         (2.37)
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                    (2.08)            (.17)            --           (.46)            --
-----------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                     $    26.91       $    26.61     $    23.56     $    19.00     $    20.88
                                                   ==========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                       9.31%           13.75%         24.00%         (7.10)%       (10.19)%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $   16,451       $   10,554     $    6,408     $    2,983     $      187
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $   13,849       $    8,724     $    4,218     $    1,475     $       38
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                     (0.61)%          (0.78)%        (0.75)%        (0.88)%        (0.96)%
Total expenses                                           2.08%            2.20%          1.97%          1.87%          1.75%
Expenses after payments and waivers and
reduction to custodian expenses                          1.76%            1.81%          1.87%          1.87%          1.75%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    89%              61%            74%            75%            80%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 29 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Quest Capital Value Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). Effective January 1, 2005, Oppenheimer Capital LLC (the Sub-Advisor) replaced OpCap Advisors as the Fund's Sub-Advisor, and assumed its responsibility for providing day-to-day portfolio management for the Fund. Oppenheimer Capital LLC is the parent company of OpCap Advisors.

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by


                 30 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be


                 31 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                NET UNREALIZED
                                                                  APPRECIATION
                                                              BASED ON COST OF
                                                                SECURITIES AND
      UNDISTRIBUTED    UNDISTRIBUTED         ACCUMULATED     OTHER INVESTMENTS
      NET INVESTMENT       LONG-TERM                LOSS    FOR FEDERAL INCOME
      INCOME                    GAIN    CARRYFORWARD 1,2          TAX PURPOSES
      ------------------------------------------------------------------------
      $1,372,888         $48,989,721                 $--           $30,828,499

1. During the fiscal year ended October 31, 2005, the Fund did not utilize any capital loss carryforward.

2. During the fiscal year ended October 31, 2004, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for October 31, 2005. Net assets of the Fund were unaffected by the reclassifications.

                                              REDUCTION TO         REDUCTION TO
                                               ACCUMULATED      ACCUMULATED NET
                         INCREASE TO        NET INVESTMENT        REALIZED GAIN
                         PAID-IN CAPITAL              LOSS     ON INVESTMENTS 3
                         ------------------------------------------------------
                         $6,208,581             $1,937,131           $8,145,712

3. $6,208,581, including $6,039,334 of long-term capital gain, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended October 31, 2005 and October 31, 2004 was as follows:

                                                YEAR ENDED           YEAR ENDED
                                             OCT. 31, 2005        OCT. 31, 2004
              -----------------------------------------------------------------
              Distributions paid from:
              Ordinary income             $      7,524,389       $    1,717,729
              Long-term capital gain            21,885,575              393,577
                                          -------------------------------------
              Total                       $     29,409,964       $    2,111,306
                                          =====================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.


                 32 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

            Federal tax cost of securities      $  438,028,151
                                                ===============
            Gross unrealized appreciation       $   45,749,287
            Gross unrealized depreciation          (14,920,788)
                                                ---------------
            Net unrealized appreciation         $   30,828,499
                                                ===============

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the year ended October 31, 2005, the Fund's projected benefit obligations were increased by $11,266 and payments of $604 were made to retired directors, resulting in an accumulated liability of $38,550 as of October 31, 2005.

      The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.


                 33 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized one billion shares of $0.0001 par value capital stock in the aggregate to be apportioned among each class of shares. Transactions in shares of capital stock were as follows:

                                           YEAR ENDED OCTOBER 31, 2005         YEAR ENDED OCTOBER 31, 2004
                                              SHARES            AMOUNT           SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------
CLASS A
Sold                                       5,126,318    $  139,073,180        2,915,233     $   75,259,490
Dividends and/or
distributions reinvested                     685,289        17,830,853           49,931          1,200,855
Redeemed                                  (2,781,682)      (75,172,005)      (1,750,878)       (44,628,637)
                                          -----------------------------------------------------------------
Net increase                               3,029,925    $   81,732,028        1,214,286     $   31,831,708
                                          =================================================================

-----------------------------------------------------------------------------------------------------------
CLASS B
Sold                                       1,048,244    $   26,362,973          778,873     $   18,762,947
Dividends and/or
distributions reinvested                     211,813         5,102,574           17,259            390,238
Redeemed                                    (868,351)      (21,870,737)        (725,869)       (17,417,877)
                                          -----------------------------------------------------------------
Net increase                                 391,706    $    9,594,810           70,263     $    1,735,308
                                          =================================================================

-----------------------------------------------------------------------------------------------------------
CLASS C
Sold                                         752,642    $   18,936,146          495,377     $   11,909,650
Dividends and/or
distributions reinvested                     110,036         2,654,047            8,074            182,716
Redeemed                                    (381,897)       (9,626,549)        (498,192)       (11,947,727)
                                          -----------------------------------------------------------------
Net increase                                 480,781    $   11,963,644            5,259     $      144,639
                                          =================================================================

-----------------------------------------------------------------------------------------------------------
CLASS N
Sold                                         306,714    $    8,253,911          208,517     $    5,296,582
Dividends and/or
distributions reinvested                      32,272           829,719            1,999             47,770
Redeemed                                    (124,402)       (3,356,873)         (85,885)        (2,176,592)
                                          -----------------------------------------------------------------
Net increase                                 214,584    $    5,726,757          124,631     $    3,167,760
                                          =================================================================


                 34 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2005, were as follows:

                                   PURCHASES              SALES
---------------------------------------------------------------
Investment securities           $437,349,978       $363,492,129

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund. Effective January 1, 2005, the Fund provides for a fee of 0.85% of the first $400 million of average annual net assets of the Fund, 0.80% of the next $400 million, 0.75% of the next $400 million, 0.65% of the next $400 million, 0.60% of the next $400 million and 0.50% of average annual net assets in excess of $2 billion. From January 1, 2004 thru December 31, 2004, the annual advisory rate was 0.90% of the first $400 million of average annual net assets of the Fund, 0.85% of the next $400 million, 0.80% of the next $400 million, 0.70% of the next $400 million, 0.65% of the next $400 million and 0.60% of average annual net assets in excess of $2 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
SUB-ADVISOR FEES. The Manager retains Oppenheimer Capital LLC (the "Sub-Advisor") to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Advisor an annual fee in monthly installments, based on the average daily net assets of the Fund. The fee paid to the Sub-Advisor under the Sub-Advisory agreement is paid by the Manager, not by the Fund. The fee is calculated as a percentage of the fee the Fund pays the Manager. The rate is 40% of the advisory fee collected by the Manager based on the net assets of the Fund as of February 28, 1997, and remaining 120 days later, plus 30% of the fee collected by the Manager on assets in excess of that amount. In each case the fee is calculated after any waivers of the Manager's fee from the Fund. For the year ended October 31, 2005, the Manager paid $1,069,324 and $334,091 to the Sub-Advisor and OpCap Advisors, respectively for their services to the Fund. The sub-advisory agreement between the Manager and OpCap Advisors was terminated on December 31, 2004.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended October 31, 2005, the Fund paid $923,022 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.


                 35 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

DISTRIBUTION AND SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Distribution and Service Plan for Class A shares. Under the plan, the Fund pays a service fee to the Distributor of 0.25% of the average annual net assets of Class A shares. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Under the plan, the Fund may also pay an asset-based sales charge to the Distributor. Beginning January 1, 2003, the Board of Directors has set the annual asset-based sales charge rate at zero. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at October 31, 2005 for Class B and Class N shares were $889,702 and $199,318, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                           CLASS A          CLASS B          CLASS C          CLASS N
                           CLASS A      CONTINGENT       CONTINGENT       CONTINGENT       CONTINGENT
                         FRONT-END        DEFERRED         DEFERRED         DEFERRED         DEFERRED
                     SALES CHARGES   SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES
                       RETAINED BY     RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
YEAR ENDED             DISTRIBUTOR     DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
------------------------------------------------------------------------------------------------------
October 31, 2005          $346,285          $2,564         $125,289           $8,178          $18,483

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended October 31, 2005, OFS waived $44,831 for Class N shares. This undertaking may be amended or withdrawn at any time.


                 36 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of October 31, 2005, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of October 31, 2005, the Fund had no securities on loan.

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the


                 37 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. LITIGATION Continued

complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                 38 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Quest Capital Value Fund, Inc., including the statement of investments, as of October 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Quest Capital Value Fund, Inc. as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
December 20, 2005


                 39 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Distributions of $2.0798 per share were paid to Class A, Class B, Class C and Class N shareholders, respectively, on December 8, 2004, of which $1.5476 was designated as a "capital gain distribution" for federal income tax purposes. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      Dividends, if any, paid by the Fund during the fiscal year ended October 31, 2005 which are not designated as capital gain distributions should be multiplied by 100% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended October 31, 2005 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $4,092,602 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2006, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                 40 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                 41 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

DIRECTORS AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE        PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE           HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                            THE ADDRESS OF EACH DIRECTOR IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
DIRECTORS                              COLORADO 80112-3924. EACH DIRECTOR SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER
                                       RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

THOMAS W. COURTNEY,                    Principal of Courtney Associates, Inc. (venture capital firm) (since 1982); General
Chairman of the Board                  Partner of Trivest Venture Fund (private venture capital fund); President of
(since 2001),                          Investment Counseling Federated Investors, Inc. (1973-1982); Trustee of the following
Director (since 1996)                  open-end investment companies: Cash Assets Trust, PIMCO Advisors VIT, Tax Free Trust of
Age: 72                                Arizona (since 1984) and four funds for the Hawaiian Tax Free Trust. Oversees 11 portfolios in the OppenheimerFunds complex.

PAUL Y. CLINTON,                       Principal of Clinton Management Associates (financial and venture capital consulting
Director (since 1996)                  firm) (since 1996); Trustee of PIMCO Advisors VIT (open-end investment company);
Age: 74                                Trustee of Capital Cash Management Trust (money market fund) (1979-December 2004);
                                       Trustee of Narragansett Insured Tax-Free Income Fund (tax-exempt bond fund)
                                       (1996-December 2004); Trustee of Prime Cash Fund (1996-December 2004); and Director of
                                       OCC Cash Reserves, Inc. (open-end investment company) (1989-December 2002). Oversees
                                       11 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                       A director or trustee of other Oppenheimer funds. Oversees 48 portfolios in the
Director (since 1998)                  OppenheimerFunds complex.
Age: 72

LACY B. HERRMANN,                      Founder and Chairman Emeritus of Aquila Management Corporation (open-end investment
Director (since 1996)                  company) (since December 2004); Chairman and Chief Executive Officer of Aquila
Age: 76                                Management Corporation (since August 1984); Chairman of the Board and President of
                                       Aquila Management Corporation (August 1984-December 1984); Vice President, Director
                                       and Secretary of Aquila Distributors, Inc. (distributor of Aquila Management
                                       Corporation); Treasurer of Aquila Distributors, Inc.; President and Chairman of the
                                       Board of Trustees of Capital Cash Management Trust ("CCMT"); President and Director of
                                       STCM Management Company, Inc. (sponsor and adviser to CCMT); Chairman, President and
                                       Director of InCap Management Corporation (nature of business); Sub-Advisor and
                                       Administrator of Prime Cash Fund & Short Term Asset Reserves (nature of business);
                                       Director of OCC Cash Reserves, Inc. (open-end investment company) (until June 2003);
                                       Trustee of OCC Accumulation Trust (open-end investment company); Chairman of the Board of Trustees and President of Hawaiian Tax-Free Trust (open-end investment company)
                                       (February 1985-December 2003); Trustee Emeritus of Brown University (since June 1983).
                                       Oversees 11 portfolios in the OppenheimerFunds complex.

BRIAN F. WRUBLE,                       General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995);
Director (since 2001)                  Director of Special Value Opportunities Fund, LLC (registered investment company)
Age: 62                                (since September 2004); Director of Zurich Financial Investment Advisory Board
                                       (affiliate of the Manager's parent company) (since October 2004); Board of Governing
                                       Trustees of The Jackson Laboratory (non-profit) (since August 1990); Trustee of the
                                       Institute for Advanced Study (non-profit educational institute) (since May 1992);
                                       Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004); Trustee of Research Foundation of AIMR
                                       (2000-2002) (investment research, non-profit); Governor, Jerome Levy Economics
                                       Institute of Bard College (August 1990-September 2001) (economics research); Director of Ray & Berendtson, Inc. (May


                 42 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

BRIAN F. WRUBLE,                       2000-April 2002) (executive search firm). Oversees 48 portfolios in the
Continued                              OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------
OFFICERS                               THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. MURPHY
                                       AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK
                                       10281-1008, FOR MESSRS. VANDEHEY AND WIXTED, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
                                       80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER RESIGNATION,
                                       RETIREMENT, DEATH OR REMOVAL.

JOHN V. MURPHY,                        Chairman, Chief Executive Officer and Director (since June 2001) and President (since
President (since 2001)                 September 2000) of the Manager; President and director or trustee of other Oppenheimer
Age: 56                                funds; President and Director of Oppenheimer Acquisition Corp. ("OAC") (the Manager's
                                       parent holding company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001); Director of OppenheimerFunds
                                       Distributor, Inc. (subsidiary of the Manager) (since November 2001); Chairman and
                                       Director of Shareholder Services, Inc. and of Shareholder Financial Services, Inc.
                                       (transfer agent subsidiaries of the Manager) (since July 2001); President and
                                       Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial
                                       Asset Management Corporation, Trinity Investment Management Corporation and Tremont
                                       Capital Management, Inc. (since November 2001), HarbourView Asset Management
                                       Corporation and OFI Private Investments, Inc. (since July 2001); President (since
                                       November 1, 2001) and Director (since July 2001) of Oppenheimer Real Asset Management,
                                       Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company (OAC's
                                       parent company) (since February 1997); Director of DLB Acquisition Corporation
                                       (holding company parent of Babson Capital Management LLC) (since June 1995); Member of the Investment Company Institute's Board of Governors (since October 3, 2003);
                                       Chief Operating Officer of the Manager (September 2000-June 2001); President and
                                       Trustee of MML Series Investment Fund and MassMutual Select Funds (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance Company
                                       (September 1999-August 2000); President, Chief Executive Officer and Director of MML
                                       Bay State Life Insurance Company (September 1999-August 2000); Director of Emerald
                                       Isle Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle
                                       Bancorp) (June 1989-June 1998). Oversees 77 portfolios in the OppenheimerFunds complex as a director or trustee and officer and an additional 10 portfolios as an officer.

MARK S. VANDEHEY,                      Senior Vice President and Chief Compliance Officer of the Manager (since March 2004);
Vice President and                     Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management
Chief Compliance Officer               Corporation and Shareholder Services, Inc. (since June 1983). Former Vice President
(since 2004)                           and Director of Internal Audit of the Manager (1997-February 2004). An officer of 87
Age: 55                                portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                       Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of
Treasurer (since 1999)                 the following: HarbourView Asset Management Corporation, Shareholder Financial
Age: 46                                Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
                                       Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI
                                       Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd.
                                       (since May 2000), OppenheimerFunds plc (since May 2000), OFI Institutional Asset
                                       Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program
                                       (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of


                 43 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.

DIRECTORS AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED,                       OFI Trust Company (trust company subsidiary of the Manager) (since May 2000);
Continued                              Assistant Treasurer of the following: OAC (since March 1999),Centennial Asset
                                       Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program
                                       (April 2000-June 2003); Principal and Chief Operating Officer of Bankers Trust
                                       Company-Mutual Fund Services Division (March 1995-March 1999). An officer of 87 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                        Executive Vice President (since January 2004) and General Counsel (since March 2002)
Secretary (since 2001)                 of the Manager; General Counsel and Director of the Distributor (since December 2001);
Age: 57                                General Counsel of Centennial Asset Management Corporation (since December 2001);
                                       Senior Vice President and General Counsel of HarbourView Asset Management Corporation
                                       (since December 2001); Secretary and General Counsel of OAC (since November 2001);
                                       Assistant Secretary (since September 1997) and Director (since November 2001) of
                                       OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and
                                       Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of
                                       Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President,
                                       General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder
                                       Services, Inc. (since December 2001); Senior Vice President, General Counsel and
                                       Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001);
                                       Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                       President and General Counsel of OFI Institutional Asset Management, Inc. (since
                                       November 2001); Director of OppenheimerFunds (Asia) Limited (since December 2003);
                                       Senior Vice President (May 1985-December 2003), Acting General Counsel (November
                                       2001-February 2002) and Associate General Counsel (May 1981-October 2001) of the
                                       Manager; Assistant Secretary of the following: Shareholder Services, Inc. (May
                                       1985-November 2001), Shareholder Financial Services, Inc. (November 1989-November
                                       2001), and OppenheimerFunds International Ltd. (September 1997-November 2001). An
                                       officer of 87 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                 44 | OPPENHEIMER QUEST CAPITAL VALUE FUND, INC.


ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $10,000 in fiscal 2005 and $10,000 in fiscal 2004.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $156,805 in fiscal 2005 and $39,500 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: internal control reviews.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $5,000 in fiscal 2005 and $6,000 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: Computations of capital gain tax liability, preparation of tax returns, preparation of Form 5500 and tax consultations on pass through of foreign withholding taxes and mortgage dollar roll transactions.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2005 and $37 in fiscal 2004.

Such services: the cost to the principal accountant of attending audit committee meetings.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $161,805 in fiscal 2005 and $45,537 in fiscal 2004 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

      The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S AUDIT COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Audit Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of October 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange

Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest Capital Value Fund, Inc.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: December 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: December 20, 2005


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: December 20, 2005